Income taxes and deferred taxes - Additional information (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income taxes [Line items]
Income tax paid or payable by subsidiaries	€ 366,000
Liability for uncertain tax positions	2,600,000
Consolidated entity
Income taxes [Line items]
Deferred tax income/(Expense)	€ 4,000	€ 11,000	€ (9,000)
Company statutory income tax rate	25.00%	25.00%	29.58%
Belgian entity tax losses	€ 79,000,000.0	€ 56,300,000	€ 44,100,000
Australian entity tax losses	€ 1,200,000	€ 800,000	€ 500,000